Segment Data	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segment Data

Note 8 – Segment Data

Each of the Company’s business segments offer different, but synergistic products and services, and are managed separately, by different chief operating decision makers.

The Company’s business consists of three reportable segments:

●	Poker, gaming, and entertainment, provided through WPT, including televised gaming and entertainment, land-based poker tournaments, online and mobile poker applications.
●	E-sports, provided through Allied Esports, including multiplayer video game competitions.
●	Corporate.

The following tables present segment information for the three months ended March 31, 2020 and 2019 and as of March 31, 2020 and December 31, 2019:

	For the Three Months Ended March 31, 2020				For the Three Months Ended March 31, 2019
	Gaming & Entertainment	E-sports	Corporate(1)	TOTAL	Gaming & Entertainment	E-sports	Corporate(1)	TOTAL
Revenues	$4,987,312	$1,057,741	$-	$6,045,053	$4,817,818	$1,417,230	$-	$6,235,048
Income (Loss) from Operations	$439,993	$(6,427,410)	$(2,106,653)	$(8,094,070)	$(373,611)	$(3,480,541)	$-	$(3,854,152)

	As of March 31, 2020				As of December 31, 2019
	Gaming & Entertainment	E-sports	Corporate(2)	TOTAL	Gaming & Entertainment	E-sports	Corporate(2)	TOTAL
Total Assets	$37,716,634	$20,170,770	$10,824,744	$68,712,148	$39,290,001	$21,702,158	$10,328,915	$71,321,074

1)	Unallocated corporate operating losses result from general corporate overhead expenses not directly attributable to any one of the business segments. These expenses are reported separate from the Company’s identified segments and are included in General and Administrative expenses on the accompanying condensed consolidated statements of operations and comprehensive loss.

2)	Unallocated corporate assets not directly attributable to any one of the business segments.

One customer of the Gaming and Entertainment segment accounted for 15% of that segment’s revenues and accounted for 12% of total Company revenues during the three months ended March 31, 2020. The same customer accounted for 16% of that segment’s revenues and 12% of total Company revenues during the three months ended March 31, 2019.

One customer of the E-sports segment accounted for 37% of that segment’s revenues and 6% of total Company revenues during the three months ended March 31, 2020. The same customer accounted for 25% of that segment’s revenues during the three months ended March 31, 2019.

During the three months ended March 31, 2020 and 2019, 14% and 14%, respectively, of the Gaming and Entertainment revenues, and 11% and 6%, respectively, of the E-sports revenues were from foreign sources.

Note 12 – Segment Data

Each of the Company's business segments offer different, but synergistic products and services, and are managed separately, by different chief operating decision makers. Segment performance is evaluated based on operating results.  Adjustments to reconcile segment results to consolidated results are included under the caption "Corporate," which primarily includes unallocated corporate activity.

The Company's business consists of two reportable business segments:

●	Poker, gaming and entertainment, provided through WPT, including televised gaming and entertainment, land-based poker tournaments, online and mobile poker applications.
●	E-sports, provided through Allied Esports, including multiplayer video game competitions.

The following tables present segment information for each of the years ended December 31, 2019 and 2018:

	For the Year ended December 31, 2019				For the Year ended December 31, 2018
	Gaming & Entertainment	E-sports	Corporate(1)	TOTAL	Gaming & Entertainment	E-sports	Corporate(1)	TOTAL
Revenues	$18,523,632	$7,548,363	$-	$26,071,995	$16,326,923	$4,276,332	$-	$20,603,255
Revenues from Foreign Operations	$2,441,660	$858,277	$-	$3,299,937	$2,499,058	$384,433	$-	$2,883,491
Depreciation and Amortization	$3,218,931	$3,548,810	$-	$6,767,741	$4,003,937	$2,707,461	$-	$6,711,398
Loss from Operations	$1,011,550	$12,260,957	$2,272,580	$15,545,087	$2,116,272	$26,714,191	$-	$28,830,463
Interest Expense	$115,726	$-	$1,081,401	$1,197,127	$-	$2,117,438	$-	$2,117,438
Capital Expenditures	$939,576	$1,324,546	$-	$2,264,122	$766,770	$16,416,186	$-	$17,182,956
Total Property and Equipment, net	$2,470,293	$18,084,014	$-	$20,554,307	$711,863	$20,308,234	$-	$21,020,097
Total Property and Equipment, net in Foreign Countries	$-	$358,481	$-	$358,481	$-	$442,925	$-	$442,925
Total Assets	$39,290,001	$21,702,158	$10,328,915	$71,321,074	$37,315,493	$27,931,444	$-	$65,246,937

1)	Represents unallocated corporate assets not directly attributable to any one of the business segments and unallocated corporate operating losses resulting from general corporate overhead expenses not directly attributable to any one of the business segments. Corporate operating expense are reported separate from the Company's identified segments and are included in general and administrative expenses on the accompanying consolidated statements of operations.

During the year ended December 31, 2019, one customer accounted for 16% of the Gaming & Entertainment segment total revenues, and a different customer accounted for 14% of the E-Sports segment total revenues.